October 10, 2012

Mr. Edward P. Bartz

Staff Attorney

U.S. Securities and Exchange Commission

Division of Investment Management

Office of Investment Company Regulation

100 F Street, N.E.

Washington, D.C. 20549

Re: Elessar Funds Investment Trust (File Nos. 333-183022 and 811-22728)

Dear Mr. Bartz,

On August 2, 2012, Elessar Funds Investment Trust (the “Trust”) filed a registration statement on Form N1-A, registering one series, Elessar Small Cap Value Fund (the “Fund”) (the “Registration Statement”).  We have filed this amendment to address the changes to the legality opinion and auditor’s consent letter that we discussed in our phone conversation of October 9, 2012.  In addition the Past Performance of Advisor section of the Prospectus has been updated with September 30, 2012 data and the dates listed on the SAI and Prospectus have been updated from October 10, 2012 to October 11, 2012.

Please contact me at (216) 357-7412 if you have any question or if there is anything further that I may provide.

Regards,

/s/ Mitch Krahe

Mitch Krahe